RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	Oct. 01, 2020	Feb. 10, 2021	Feb. 08, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Promissory notes - related parties				$ 160,000
Promissory Note
Related Party Transaction [Line Items]
Aggregate principal amount	$ 300,000
Promissory notes - related parties				160,000
Promissory Note | Subsequent Events
Related Party Transaction [Line Items]
Promissory notes - related parties			$ 80,000
Remaining amount of the promissory note		$ 80,000
Related Party Loans
Related Party Transaction [Line Items]
Loans Convertible Into Warrants				$ 2,000,000
Price of warrants (in dollars per share)				$ 1.50